Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies [Abstract]
Computations of basic and diluted earnings (loss) per share

	Year Ended September 30,
	2012	2011	2010
Net income (loss)	$18,110	(16,268)	6,323

Average common shares outstanding	7,867,614	7,867,614	7,867,614
Average common share stock options outstanding	0	0	0

Average diluted common shares	7,867,614	7,867,614	7,867,614
Earnings per share:
Basic earnings (loss) per share	$2.30	(2.07)	0.80
Diluted earnings (loss) per share	2.30	(2.07)	0.80